T. ROWE PRICE Latin America Fund
July 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 7.0%
Common Stocks 7.0%
Arcos Dorados Holdings, Class A (USD)  333,100 3,218
Globant (USD) (1) 29,099 5,666
Grupo Financiero Galicia, ADR (USD)  58,500 1,695
MercadoLibre (USD) (1) 6,273 10,469
Tenaris, ADR (USD)  150,082 4,778
Total Argentina (Cost $13,257) 25,826
BRAZIL 55.1%
Common Stocks 43.6%
Ambev, ADR (USD) (2) 4,409,720 9,084
B3  8,317,560 15,911
Banco BTG Pactual  1,731,464 9,949
CCR  2,176,718 4,780
CI&T, Class A (USD) (1) 287,941 1,759
Cia de Saneamento Basico do Estado de Sao Paulo  150,000 2,335
Embraer, ADR (USD) (1) 62,700 1,947
Iguatemi  414,700 1,546
Intelbras Industria de Telecomunicacao Eletronica Brasileira  1,059,179 3,970
Klabin  1,160,766 4,511
Localiza Rent a Car  1,333,747 10,319
Localiza Rent a Car, Rights, 8/7/24 (1) 13,476 26
Lojas Renner  2,327,721 5,449
Multiplan Empreendimentos Imobiliarios  1,398,060 5,935
NU Holdings, Class A (USD) (1) 232,663 2,822
Patria Investments, Class A (USD)  113,154 1,472
Petroleo Brasileiro, ADR (USD)  824,377 11,764
Petroleo Brasileiro, Preference Shares, ADR (USD)  788,153 10,372
Raia Drogasil  2,437,341 11,967
Rede D'Or Sao Luiz  962,565 4,717
Suzano  880,057 8,332
TOTVS  1,643,000 8,084
Vale, ADR (USD)  1,495,040 16,221
WEG  909,132 8,125
161,397
Preferred Stocks 11.5%
Banco Bradesco  2,869,181 6,300
Itau Unibanco Holding  5,686,704 34,174

T. ROWE PRICE Latin America Fund

Shares $ Value
(Cost and value in $000s)
Marcopolo  1,911,255 2,061
42,535
Total Brazil (Cost $154,473) 203,932
CANADA 0.7%
Common Stocks 0.7%
ERO Copper (1)(2) 131,958 2,581
Total Canada (Cost $1,930) 2,581
CHILE 3.7%
Common Stocks 3.7%
Banco de Chile  59,812,298 7,129
Banco Santander Chile, ADR (USD)  322,050 6,467
Total Chile (Cost $11,387) 13,596
COLOMBIA 1.5%
Common Stocks 1.5%
Bancolombia, ADR (USD)  170,900 5,694
Total Colombia (Cost $5,402) 5,694
MEXICO 25.1%
Common Stocks 25.1%
Becle (2) 1,872,334 3,095
Coca-Cola Femsa, ADR (USD)  79,300 7,171
Fibra  2,725,680 1,405
Fomento Economico Mexicano, ADR (USD)  32,500 3,583
Fresnillo (GBP)  221,827 1,681
Gruma, Class B  224,186 4,207
Grupo Aeroportuario del Pacifico, ADR (USD)  44,817 7,170
Grupo Aeroportuario del Sureste, ADR (USD)  18,236 5,480
Grupo Financiero Banorte, Class O  1,970,977 14,801
Grupo Mexico, Series B  3,357,714 18,875
Orbia Advance (2) 1,876,300 2,422
Regional  192,400 1,395
Vista Energy, ADR (USD) (1) 31,600 1,424
Wal-Mart de Mexico  6,118,579 20,361
Total Mexico (Cost $63,608) 93,070

T. ROWE PRICE Latin America Fund

Shares $ Value
(Cost and value in $000s)
PANAMA 0.6%
Common Stocks 0.6%
Copa Holdings, Class A (USD)  24,700 2,192
Total Panama (Cost $2,343) 2,192
PERU 4.1%
Common Stocks 4.1%
Credicorp (USD)  66,374 11,326
InRetail Peru (USD)  128,371 3,774
Total Peru (Cost $6,317) 15,100
UNITED STATES 0.4%
Convertible Preferred Stocks 0.4%
Rappi, Series E, Acquisition Date: 9/8/20, Cost $3,685 (1)(3)(4) 61,675 1,401
Total United States (Cost $3,685) 1,401
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 5.36% (5)(6) 5,048,190 5,048
Total Short-Term Investments (Cost $5,048) 5,048
SECURITIES LENDING COLLATERAL 2.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 5.36% (5)(6) 7,655,301 7,655
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 7,655
Total Securities Lending Collateral (Cost $7,655) 7,655
Total Investments in Securities  101.7%
(Cost $275,105) $ 376,095
Other Assets Less Liabilities (1.7)% (6,266)
Net Assets 100.0% $ 369,829

T. ROWE PRICE Latin America Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2024.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,401 and represents 0.4% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
GBP British Pound
USD U.S. Dollar

T. ROWE PRICE Latin America Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.36% $ — $ — $ 245++
Totals $ —# $ — $ 245+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
07/31/24
T. Rowe Price Government
Reserve Fund, 5.36% $ 6,808  ¤  ¤ $ 12,703
Total $ 12,703^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $245 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $12,703.

T. ROWE PRICE Latin America Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Latin America Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Latin America Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Latin America Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Latin America Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on July 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F97-054Q3 07/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 131,774 $ 187,682 $ — $ 319,456
Convertible Preferred Stocks — — 1,401 1,401
Preferred Stocks — 42,535 — 42,535
Short-Term Investments 5,048 — — 5,048
Securities Lending Collateral 7,655 — — 7,655
Total $ 144,477 $ 230,217 $ 1,401 $ 376,095